Indebtedness	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Indebtedness
Indebtedness
All debt is held directly or indirectly by the Partnership. The General Partner itself does not have any indebtedness, but does guarantee the unsecured debt of the Partnership.
Indebtedness at December 31, 2013 and 2012 consists of the following (in thousands):

	Maturity Date	Weighted Average Interest Rate	Weighted Average Interest Rate
		2013	2012	2013	2012
Fixed rate secured debt	2014 to 2027	6.23%	6.19%	$1,081,035	$1,149,541
Variable rate secured debt	2014 to 2025	2.11%	2.01%	19,089	18,412
Unsecured debt	2015 to 2028	5.36%	6.17%	3,066,252	2,993,217
Unsecured line of credit	2015	1.42%	1.47%	88,000	285,000
				$4,254,376	$4,446,170

Secured Debt
At December 31, 2013, our secured debt was collateralized by rental properties with a carrying value of $1.9 billion and by letters of credit in the amount of $4.4 million.
The fair value of our fixed rate secured debt at December 31, 2013 was $1.1 billion. Because our fixed rate secured debt is not actively traded in any marketplace, we utilized a discounted cash flow methodology to determine its fair value. Accordingly, we calculated fair value by applying an estimate of the current market rate to discount the debt's remaining contractual cash flows. Our estimate of a current market rate, which is the most significant input in the discounted cash flow calculation, is intended to replicate debt of similar maturity and loan-to-value relationship. The estimated rates ranged from 3.90% to 5.30%, depending on the attributes of the specific loans. The current market rates we utilized were internally estimated; therefore, we have concluded that our determination of fair value for our fixed rate secured debt was primarily based upon Level 3 inputs.
We assumed three secured loans in conjunction with our acquisition activity in 2013. These assumed loans had a total face value of $99.3 million and a fair value of $103.6 million. These assumed loans had a weighted average remaining term at acquisition of 1.8 years and carry a weighted average stated interest rate of 5.59%. We used an estimated market interest rate of 3.00% in determining the fair value of these loans. Between the date of acquisition and the end of the most recent reporting period, interest rates increased, resulting in our estimated market interest rate for these loans increasing to 3.90%.
We assumed nine secured loans in conjunction with our acquisition activity in 2012. These assumed loans had a total face value of $96.1 million and fair value of $100.8 million. These assumed loans carry a weighted average stated interest rate of 5.56% and had a weighted average remaining term at acquisition of 2.4 years. We used an estimated market rate of 3.50% in determining the fair value of these loans.
In 2012, a newly formed subsidiary, consolidated by both the General Partner and the Partnership, borrowed $13.3 million on a secured note bearing interest at a variable rate of LIBOR plus 2.50% (equal to 2.67% for outstanding borrowings as of December 31, 2013) and maturing June 29, 2017.
During the year ended December 31, 2013, we repaid twelve secured loans, at their maturity dates, totaling $153.8 million. These loans had a weighted average stated interest rate of 5.52%.
During the year ended December 31, 2012, we repaid five secured loans at their maturity dates totaling $102.1 million. These loans had a weighted average stated interest rate of 6.08%.
Unsecured Debt
At December 31, 2013, with the exception of the $250.0 million variable rate term note described below, all of our unsecured debt bore interest at fixed rates and primarily consisted of unsecured notes that are publicly traded. We utilized broker estimates in estimating the fair value of our fixed rate unsecured debt. Our unsecured notes are thinly traded and, in certain cases, the broker estimates were not based upon comparable transactions. The broker estimates took into account any recent trades within the same series of our fixed rate unsecured debt, comparisons to recent trades of other series of our fixed rate unsecured debt, trades of fixed rate unsecured debt from companies with profiles similar to ours, as well as overall economic conditions. We reviewed these broker estimates for reasonableness and accuracy, considering whether the estimates were based upon market participant assumptions within the principal and most advantageous market and whether any other observable inputs would be more accurate indicators of fair value than the broker estimates. We concluded that the broker estimates were representative of fair value. We have determined that our estimation of the fair value of our fixed rate unsecured debt was primarily based upon Level 3 inputs, as defined. The estimated trading values of our fixed rate unsecured debt, depending on the maturity and coupon rates, ranged from 92.00% to 124.00% of face value.
We utilize a discounted cash flow methodology in order to estimate the fair value of our variable rate term loan. The net present value of the difference between future contractual interest payments and future interest payments based on our estimate of a current market rate represents the difference between the book value and the fair value. Our estimate of a current market rate was based on estimated market spreads and the quoted yields on federal government treasury securities with similar maturity dates.
We took the following actions during 2013 and 2012 as it pertains to our unsecured indebtedness:

•	In December 2013, we issued $250.0 million of unsecured notes that bear interest at 3.875%, have an effective rate of 3.91%, and mature on February 15, 2021.

•
During the year ended December 31, 2013, we repaid three unsecured notes totaling $675.0 million. These notes had a weighted average effective rate of 6.37% and a weighted average stated rate of 5.57%. An unsecured note was repaid prior to its maturity date, and we incurred a loss on extinguishment of $9.4 million, which related to a make-whole payment to the bondholders as well as the write-off of unamortized deferred financing costs.

•
In May 2013, we issued and fully drew down on a term loan with an aggregate commitment of $250.0 million that bears interest at a variable rate of LIBOR plus 1.35% (equal to 1.52% for outstanding borrowings at December 31, 2013) and matures May 14, 2018.

•	In March 2013, we issued $250.0 million of unsecured notes that bear interest at 3.625%, have an effective rate of 3.72%, and mature on April 15, 2023.

•	In October 2012, we repaid $50.0 million of medium term notes, which had an effective interest rate of 5.45%, at their scheduled maturity date.

•	In September 2012, we issued $300.0 million of unsecured notes that bear interest at 3.875%, have an effective rate of 3.925%, and mature on October 15, 2022.

•	In August 2012, we repaid $150.0 million of senior unsecured notes, which had an effective interest rate of 6.01%, at their scheduled maturity date.

•	In July 2012, one of our consolidated subsidiaries repaid $21.0 million of variable rate unsecured debt, which bore interest at a rate of LIBOR plus 0.85%, at its scheduled maturity date.

•	In June 2012, we issued $300.0 million of senior unsecured notes that bear interest at 4.375%, have an effective rate of 4.466% and mature on June 15, 2022.
The indentures (and related supplemental indentures) governing our outstanding series of notes also require us to comply with financial ratios and other covenants regarding our operations. We were in compliance with all such covenants at December 31, 2013.
Unsecured Line of Credit
Our unsecured line of credit at December 31, 2013 is described as follows (in thousands):

			Outstanding Balance at
Description	Borrowing Capacity	Maturity Date	December 31, 2013
Unsecured Line of Credit – Partnership	$850,000	December 2015	$88,000

The Partnership's unsecured line of credit has an interest rate on borrowings of LIBOR plus 1.25% (equal to 1.42% for borrowings at December 31, 2013) and a maturity date of December 2015. Subject to certain conditions, the terms also include an option to increase the facility by up to an additional $400.0 million, for a total of up to $1.25 billion.
This line of credit provides us with an option to obtain borrowings from financial institutions that participate in the line at rates that may be lower than the stated interest rate, subject to certain restrictions.
This line of credit contains financial covenants that require us to meet certain financial ratios and defined levels of performance, including those related to total fixed charge coverage, unsecured interest expense coverage and debt-to-asset value (with asset value being defined in the Partnership's unsecured line of credit agreement). At December 31, 2013, we were in compliance with all covenants under this line of credit.
To the extent that there are outstanding borrowings, we utilize a discounted cash flow methodology in order to estimate the fair value of our unsecured line of credit. The net present value of the difference between future contractual interest payments and future interest payments based on our estimate of a current market rate represents the difference between the book value and the fair value. Our estimate of a current market rate was based on estimated market spreads and the quoted yields on federal government treasury securities with similar maturity dates. The current market rate of 1.47% that we utilized was internally estimated; therefore, we have concluded that our determination of fair value for our unsecured line of credit was primarily based upon Level 3 inputs.
Through July 2012, a consolidated subsidiary had an unsecured line of credit that allowed for borrowings up to $30.0 million and bore interest at a rate of LIBOR plus 0.85%. This unsecured line of credit was used to fund development activities within the consolidated subsidiary and the outstanding balance of $20.3 million was repaid at its maturity in July 2012.
Changes in Fair Value
As all of our fair value debt disclosures relied primarily on Level 3 inputs, the following table summarizes the book value and changes in the fair value of our debt for the year ended December 31, 2013 (in thousands):

	Book Value at	Book Value at	Fair Value at	Issuances		Adjustments	Fair Value at
	December 31, 2012	December 31, 2013	December 31, 2012	and Assumptions	Payoffs	to Fair Value	December 31, 2013
Fixed rate secured debt	$1,149,541	$1,081,035	$1,251,477	$103,638	$(167,932)	$(41,466)	$1,145,717
Variable rate secured debt	18,412	19,089	18,386	1,933	(1,256)	26	19,089
Unsecured debt	2,993,217	3,066,252	3,336,386	750,000	(676,965)	(158,903)	3,250,518
Unsecured line of credit	285,000	88,000	285,632	—	(197,000)	(249)	88,383
Total	$4,446,170	$4,254,376	$4,891,881	$855,571	$(1,043,153)	$(200,592)	$4,503,707

Scheduled Maturities and Interest Paid
At December 31, 2013, the scheduled amortization and maturities of all indebtedness, excluding fair value and other accounting adjustments, for the next five years and thereafter were as follows (in thousands):

Year	Amount
2014	$84,060
2015	546,004
2016	530,439
2017	568,268
2018	557,937
Thereafter	1,961,007
$4,247,715

The amount of interest paid in 2013, 2012 and 2011 was $254.2 million, $246.1 million and $261.2 million, respectively. The amount of interest capitalized in 2013, 2012 and 2011 was $16.8 million, $9.4 million and $4.3 million, respectively